RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
DUE TO RELATED PARTIES
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

The Company has relationships with the following individuals and entities that are considered related parties:

Name of Related Party	Nature of Relationship
Michael Lee	Director and Chief Executive Officer of the Company
Winfield, Yongbiao Ding	Chief Financial Officer of the Company
Ford Moore	Director of the Company
Dave Milroy	Director of the Company
First Scion Investments Limited	Shareholder (>5% shareholding)

The following table summarizes the material transactions with and balances due to related parties for the fiscal years ended September 30, 2025 and 2024:

Transactions and Balances with Michael Lee (Director and CEO)

Activity	Year Ended September 30, 2025	Year Ended September 30, 2024
Management Services Provided (Accrued/Expensed)	$100,000	$80,000
Expenses Paid on Company's Behalf (Advances)	$51,874	$1,636
Cash Advanced to the Company	$0	$2,000
Repayment in Cash from the Company	$(153,510)	$(108,554)
Net Change During the Year	$1,636	$17,981
Balance Due to Related Party, Beginning of Year	$156,283	$138,302
Balance Due to Related Party, End of Year	$154,647	$156,283

The amounts due to Michael Lee are unsecured, non-interest-bearing, and repayable on demand (see Note 5).

Share-Based Transactions

Related Party	Date	Transaction	Shares Issued	Price
Winfield, Yongbiao Ding (CFO)	May 24, 2024	Exercise of stock options (Note 8)	300,000	$0.20/share
Ford Moore (Director)	April 1, 2024	Exercise of stock options (Note 8)	500,000	$0.15/share
Dave Milroy (Director)	April 1, 2024	Exercise of stock options (Note 8)	300,000	$0.15/share

Balances Due to Other Related Parties

Related Party	Balance as of September 30, 2025	Balance as of September 30, 2024
Ford Moore (Director)	$49,000	$49,000
First Scion Investments Limited (Shareholder)	$75,722	$75,722

The prior year balances due to Mr. Moore and First Scion were carried over from previous periods and were also unsecured, non-interest-bearing, and repayable on demand.